Property, Plant and Equipment - Summary of Depreciations Charges (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about depreciations charges [Line Items]
Depreciations charges	€ 18,428	€ 17,514	€ 14,946
Cost of sales [member]
Disclosure of detailed information about depreciations charges [Line Items]
Depreciations charges	2,509	1,245	252
Research and development costs [member]
Disclosure of detailed information about depreciations charges [Line Items]
Depreciations charges	10,296	10,892	10,102
Selling General And Administrative Expense [Member]
Disclosure of detailed information about depreciations charges [Line Items]
Depreciations charges	€ 5,623	€ 5,377	€ 4,592